Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Equity Attributable to Owners of the Parent	Share Capital	Share Premium	Treasury Reserve	Share-Based Payment and Other Reserves	Retained Earnings (Accumulated Deficit)	Non-Controlling Interest
Equity at beginning of period at Dec. 31, 2022	$ (137,724)	$ (152,688)	$ 11,503	$ 1,052,959	$ (100,828)	$ 17,650	$ (1,133,972)	$ 14,964
Net income (loss)	630,932	629,985					629,985	947
Other comprehensive income (loss)	(88)	(88)					(88)
Total comprehensive income (loss)	630,844	629,897					629,897	947
Issuance of share capital (equity placement)	156,788	156,788	1,555	155,233
Issuance of share capital (equity compensation)	(1,807)	(1,807)				198	(2,005)
Issuance of EBT shares (equity compensation)					8,230	(8,230)
Repurchase of shares (share buyback program)	(213)	(213)	(2)		(213)	2
Dividends	(84,029)	(84,029)					(84,029)
Distributions to non-controlling interest owners	(2,861)							(2,861)
Transactions with shareholders	67,878	70,739	1,553	155,233	8,017	(8,030)	(86,034)	(2,861)
Equity at end of period at Jun. 30, 2023	560,998	547,948	13,056	1,208,192	(92,811)	9,620	(590,109)	13,050
Equity at beginning of period at Dec. 31, 2022	(137,724)	(152,688)	11,503	1,052,959	(100,828)	17,650	(1,133,972)	14,964
Net income (loss)	759,701	758,018					758,018	1,683
Other comprehensive income (loss)	(270)	(270)					(270)
Total comprehensive income (loss)	759,431	757,748					757,748	1,683
Issuance of share capital (equity placement)	156,788	156,788	1,555	155,233
Issuance of share capital (equity compensation)	3,047	3,047				6,037	(2,990)
Issuance of EBT shares (equity compensation)					9,406	(9,406)
Repurchase of shares (share buyback program)	(11,048)	(11,048)	(161)		(11,048)	161
Dividends	(168,041)	(168,041)					(168,041)
Distributions to non-controlling interest owners	(4,043)							(4,043)
Transactions with shareholders	(23,297)	(19,254)	1,394	155,233	(1,642)	(3,208)	(171,031)	(4,043)
Equity at end of period at Dec. 31, 2023	598,410	585,806	12,897	1,208,192	(102,470)	14,442	(547,255)	12,604
Net income (loss)	15,745	15,061					15,061	684
Other comprehensive income (loss)	(1,905)	(1,905)					(1,905)
Total comprehensive income (loss)	13,840	13,156					13,156	684
Issuance of share capital (equity compensation)	2,609	2,609				5,167	(2,558)
Issuance of EBT shares (equity compensation)	0				3,824	(3,824)
Repurchase of shares (EBT)	(2,582)	(2,582)			(2,582)
Repurchase of shares (share buyback program)	(8,094)	(8,094)	(104)		(8,094)	104
Dividends	(54,967)	(54,967)					(54,967)
Distributions to non-controlling interest owners	(918)							(918)
Transactions with shareholders	(63,952)	(63,034)	(104)		(6,852)	1,447	(57,525)	(918)
Equity at end of period at Jun. 30, 2024	$ 548,298	$ 535,928	$ 12,793	$ 1,208,192	$ (109,322)	$ 15,889	$ (591,624)	$ 12,370